Angel Oak Mortgage Trust I, LLC ABS-15G

Exhibit 99.49

Seller	Loan ID	Seller Loan ID	Investor Loan ID	Queue	Created Date	Last Modified Date	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Reviewer Comments	Seller Comments	Finding Resolution	Finding Document	Reviewer Comp Factors	Originator Comp Factors	State	Occupancy	Loan Purpose	Refinance Purpose	Unique Finding ID	Acknowledged / Waived By	Waiver in File?
XXX	2025960129	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	Missing Doc	XXX: Missing Closing Disclosure	Resolved-XXX: Final Closing Disclosure Provided - Due Diligence Vendor-XXX
Resolved-Final Disclosure is captured and valid. Document on pg 3 of Closing package provided.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded.  - Seller-XXX
Open-Missing Final Closing Disclosure. - Due Diligence Vendor-XXX
														Open-XXX: Missing Final Closing Disclosure - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. - Seller-XXX	Resolved-XXX: Final Closing Disclosure Provided - Due Diligence Vendor-XXX Resolved-Final Disclosure is captured and valid. Document on pg 3 of Closing package provided. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960129	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX
Ready for Review-uploaded closing package--and info is in the XXX condition - Seller-XXX
														Open-The Final 1003 is Missing Final 1003 not in file at time of review. - Due Diligence Vendor-XXX	Ready for Review-uploaded closing package--and info is in the CD condition - Seller-XXX	Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960129	Closed	XXX	XXX	Resolved	1 - Information	A	A	Credit	Closing	Maturity Date is not the XXX of the month	Resolved-Maturity Date is the XXX day of the month - Due Diligence Vendor-XXX
Ready for Review-uploaded closing package--and info is in the CD condition - Seller-XXX
Open-Note not in file at time of review. - Due Diligence Vendor-XXX
														Open-Maturity Date is not the XXX or XXX day of the month - Due Diligence Vendor-XXX	Ready for Review-uploaded closing package--and info is in the CD condition - Seller-XXX	Resolved-Maturity Date is the XXX day of the month - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960129	Closed	XXX	XXX	Resolved	1 - Information	A	A	Compliance	Missing Doc	The Note is Missing	Resolved-The Note is Present - Due Diligence Vendor-XXX
Ready for Review-uploaded closing package--and info is in the CD condition - Seller-XXX
Open-Note not in file at time of review. - Due Diligence Vendor-XXX
														Open-The Note is Missing - Due Diligence Vendor-XXX	Ready for Review-uploaded closing package--and info is in the CD condition - Seller-XXX	Resolved-The Note is Present - Due Diligence Vendor-XXX				XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960552	Closed	XXX	XXX	Resolved	1 - Information	B	A	Credit	Credit	Property potentially affected by XXX Disaster(s) XXX (XXX)	Resolved-XXX Report dated XXX reflects no damages. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. XXX Report - Seller-XXX
														Open-Property potentially affected by XXX Disaster. XXX, XXX - Declared XXX with an Incident End Date of XXX with XXX: NO and XXX: YES. Property inspection with XXX required. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Disaster Report - Seller-XXX	Resolved-XXX Report dated XXX reflects no damages. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960552	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Pay History	Pay History Review: Missing Payment History	Resolved-Free and Clear Property, UW utilizes hoi and taxes paid as valid housing history - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. UW loe - free & clear/housing history - Seller-XXX
Counter-Property Report reflects prior owner as current owner.  Does not verify property is free and clear. If property is free and clear, does that fulfill the XXX requirement of verification of XXX month housing history with XXX?  Does no housing history at all validate a Borrower ability to repay?  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 and evidence property is owned Free & Clear - Seller-XXX
Open-Per Credit, last reported housing payment XXX.  No mortgage payment last XXX months.
														- Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. UW XXX - free & clear/housing history - Seller-XXX Ready for Review-Document Uploaded. Updated 1003 and evidence property is owned Free & Clear - Seller-XXX	Resolved-Free and Clear Property, XXX utilizes hoi and taxes paid as valid housing history - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960552	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Credit	Tradeline minimum has not met guidelines	Resolved-Per XXX, XXX credit scores present tradeline requirement waived. - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. UW XXX - XXX month housing history & free/clear. Where are you finding Per XXX, XXX tradeline allowed with XXX month housing history. - Seller-XXX
Counter- - Due Diligence Vendor-XXX
Ready for Review-Property Report reflects prior owner as current owner.  Does not verify property is free and clear.  - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 and evidence property is owned Free & Clear - Seller-XXX
Open-Per XXX, XXX tradeline allowed with XXX month housing history. Last reported date for mortgage on XXX is XXX and account showing closed XXX. No housing history in the last XXX months provided. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. UW XXX - XXX month housing history & free/clear. Where are you finding Per XXX, XXX tradeline allowed with XXX month housing history. - Seller-XXX
 Ready for Review-Document Uploaded. Updated 1003 and evidence property is owned Free & Clear - Seller-XXX
																Resolved-Per XXX, XXX credit scores present tradeline requirement waived. - Due Diligence Vendor-XXX	XXX.pdf XXX.pdf XXX.pdf XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960552	Closed	XXX	XXX	Resolved	1 - Information	D	A	Compliance	Missing Doc	The Final 1003 is Missing	Resolved-Updated Final 1003 uploaded, verified & entered in System - Resolved.

 - Due Diligence Vendor-XXX
Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX
														Open-The Final 1003 is Missing Per final 1003, borrower's years in job (XXX) is greater than years in industry (XXX). Please review. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Updated 1003 - Seller-XXX	Resolved-Updated Final 1003 uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX Resolved-The Final 1003 is Present - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	XXX	XXX	N/A	N/A
XXX	2025960542	Closed	XXX	XXX	Resolved	1 - Information	C	A	Credit	Doc Issue	Missing letter of explanation	Resolved-Borrower Lives Rent Free, LOX from owner of the property uploaded, verified & entered in System - Resolved.
 - Due Diligence Vendor-XXX
Ready for Review-Document Uploaded. Rent free XXX - Seller-XXX
														Open-Borrower is living rent-free in current residence which is owned by his XXXXXX per the letter on page #XXX. We need a confirmation letter from his XXX to confirm the same. - Due Diligence Vendor-XXX	Ready for Review-Document Uploaded. Rent free LOE - Seller-XXX	Resolved-Borrower Lives Rent Free, XXX from owner of the property uploaded, verified & entered in System - Resolved. - Due Diligence Vendor-XXX	XXX.pdf			XXX	XXX	XXX	NA	XXX	N/A	N/A